Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - August | Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $5.65 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.50%
Innovator Growth-100 Power Buffer ETF™ - August | Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $565.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Innovator Growth-100 Power Buffer ETF™ - August | Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $480.26 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)
Innovator Growth-100 Power Buffer ETF™ - August | Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $648.35 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.90%)